Goodwill	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Goodwill

Note 17 Goodwill
The following table provides details about the changes in the carrying amounts of goodwill for the years ended December 31, 2017 and 2016. BCE’s groups of CGUs correspond to our reporting segments.

	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	BCE

Balance at January 1, 2016	2,303	3,491	2,583	8,377
Acquisitions and other	1	340	240	581
Balance at December 31, 2016	2,304	3,831	2,823	8,958
Acquisitions and other	728	666	76	1,470
Balance at December 31, 2017	3,032	4,497	2,899	10,428

Impairment testing
As described in Note 2, Significant accounting policies, goodwill is tested annually for impairment by comparing the carrying value of a CGU or group of CGUs to the recoverable amount, where the recoverable amount is the higher of fair value less costs of disposal or value in use.
VALUE IN USE
The value in use for a CGU or group of CGUs is determined by discounting five-year cash flow projections derived from business plans reviewed by senior management. The projections reflect management’s expectations of revenue, segment profit, capital expenditures, working capital and operating cash flows, based on past experience and future expectations of operating performance.
Cash flows beyond the five-year period are extrapolated using perpetuity growth rates. None of the perpetuity growth rates exceed the long-term historical growth rates for the markets in which we operate.
The discount rates are applied to the cash flow projections and are derived from the weighted average cost of capital for each CGU or group of CGUs.
The following table shows the key assumptions used to estimate the recoverable amounts of the groups of CGUs.

	ASSUMPTIONS USED
	PERPETUITY	DISCOUNT
GROUPS OF CGUs	GROWTH RATE	RATE
Bell Wireless	0.8%	9.1%
Bell Wireline	1.0%	6.0%
Bell Media	1.0%	8.5%

We believe that any reasonable possible change in the key assumptions on which the estimate of recoverable amounts of the Bell Wireless or Bell Wireline groups of CGUs is based would not cause their carrying amounts to exceed their recoverable amounts.
For the Bell Media group of CGUs, a decrease of (0.3%) in the perpetuity growth rate or an increase of 0.2% in the discount rate, would have resulted in its recoverable amount being equal to its carrying value.